Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions
17. Related Party Transactions

17. Related Party Transactions

Parties are related if one party has the direct or indirect ability to control or exercise significant influence over the other party in making operating and financial decisions. Parties are also related if they are subject to common control or common significant influence. Other related parties include companies controlled by key management personnel. Related parties include key management, which consists of the Board of Directors, Chief Executive Officer, Chief Financial Officer, and the Senior Vice Presidents of the Company.

A transaction is considered a related party transaction when there is a transfer of economic resources or financial obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the fair value. Balances and transactions between the Company and its wholly owned subsidiaries, which are related parties of the Company, have been eliminated and are not disclosed in this note.

The following key management related party transactions occurred during the following reporting periods:

	Year ended	Year ended
	June 30,	June 30,
	2022	2021
Payroll and benefits	$452,631	$448,984
Consulting fees	339,612	341,541
Professional fees	27,506	35,946
Share-based compensation	385,930	3,744,172
Total	$1,205,679	$4,570,643

The following key management related party balances existed as of the end of the following reporting periods:

	As of	As of
	June 30,	June 30,
	2022	2021
Amounts receivable	$193,471	$17,007
Prepaid expenses	-	6,949
Accrued liabilities	35,257	64,503

Payroll and benefits are for employment compensation received by Craig Scherba (CEO), Brent Nykoliation (SVP), Brett Whalen (Director), Chris Kruba (Director), Ian Pearce (Director) and Sir Mick Davis (Chairman). Consulting fees are for consulting compensation received by companies controlled by Marc Johnson (CFO) and Robin Borley (COO). Professional fees are for the provision of accounting services by a company controlled by Marc Johnson (CFO). Share-based compensation are for the vesting of stock options and RSUs awarded to officers and directors of the Company. Amounts receivable are for short-term loans to officers related to payroll advances and the exercise of stock options. Accrued liabilities are for the accrual of director fees.